MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

March 31, 2025 (Unaudited)

Mutual Funds (92.1%)	Shares	Value

Victory Core Plus Intermediate Bond	90,580	$ 835,149
Dodge & Cox Global Bond Class I	75,930	822,322
BrandywineGLOBAL High Yield Class I	79,413	807,635
Dodge & Cox Income Class I	63,792	803,781
Vanguard Tax-Managed Balance Admiral Class	17,661	776,387
Fidelity Multi-Asset Income	54,759	751,292
Fidelity Select Utilities Portfolio	5,949	737,477
Vanguard Emerging Markets Bond Admiral Class	30,409	711,561
River Canyon Total Return Bond Class I	68,262	685,353
PIMCO Income Class I	62,480	668,539
PIMCO Inflation Response Multi-Asset Class I	76,328	661,001
Franklin Convertible Securities Advisor Class	28,675	639,745
Artisan High Income Advisor Class	68,150	616,755
Fidelity Floating Rate High Income	65,684	601,012
T Rowe Price Capital Appreciation and Income Investor Class	21,961	595,133
PIMCO Low Duration Income Class I	65,057	528,910
CrossingBridge Low Duration High Yield Class I	51,128	495,930
BBH Limited Duration Class I	44,625	466,331
BNY Mellon Floating Rate Income Class I	40,577	447,971
T Rowe Price Floating Rate	43,956	404,396
T Rowe Price Global Multi-Sector Bond Investor Class	34,369	343,346

Total Mutual Funds (Cost $ 13,226,800)		13,400,026

Short-Term Securities (7.4%)

Fidelity Institutional Money Market Government Portfolio Class I (Cost $ 1,071,295)		1,071,295

Total Short-term Securities		1,071,295

Total Investments in Securities (Cost $ 14,298,095) (99.5%)		14,471,321

Net Other Assets and Liabilities (0.5%)		79,023

Net Assets (100%)		$ 14,550,344

As of March 31, 2025, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$13,226,800
Unrealized appreciation	377,418
Unrealized depreciation	204,192
Net unrealized appreciation (depreciation)	173,226

MH Elite Portfolio of Funds Trust

March 31, 2025 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2025:

MH Elite Income Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 13,400,026	-	-	$ 13,400,026
Short Term Investments	1,071,295	-	-	1,071,295
Total Investments in Securities	$ 14,471,321	-	-	$ 14,471,321

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.

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